Schedule of Share Based Compensation Options Awarded (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Weighted average of exercise price, outstanding as of beginning of year	$ 0.51	$ 0.42	$ 0.51	$ 0.42	$ 0.4
Number of options, outstanding as of beginning of year	15,072,175	15,544,175	15,072,175	15,544,175	13,943,842
Weighted average of exercise price, granted				$ 0.55	$ 0.58
Number of options, granted				1,715,500	2,467,000
Weighted average of exercise price, forfeited	$ 0.58	$ 0.32		$ 0.39	$ 0.32
Number of options, forfeited	(150,000)	(1,447,500)		(1,500,000)	(866,667)
Weighted average of exercise price, outstanding as of end of year	$ 0.44	$ 0.42		$ 0.51	$ 0.42
Number of options, outstanding as of end of year	14,922,175	14,096,675		15,072,175	15,544,175
Weighted average of exercise price, outstanding as of beginning of year	$ 0.42	$ 0.42	$ 0.42	$ 0.42
Weighted average of exercise price, expired				0.28
Number of options, expired			(687,500)
Weighted average of exercise price, outstanding as of end of year				$ 0.42	$ 0.42